DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 64.2%
Aerospace & Defense - 1.0%
Boeing Co. (A)	494	$ 94,601
General Dynamics Corp.	208	50,165
Howmet Aerospace, Inc.	342	12,292
Huntington Ingalls Industries, Inc.	36	7,180
L3 Harris Technologies, Inc.	177	43,979
Lockheed Martin Corp.	218	96,225
Northrop Grumman Corp.	132	59,033
Raytheon Technologies Corp.	1,345	133,249
Textron, Inc.	199	14,802
TransDigm Group, Inc. (A)	47	30,622

		542,148

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	117	12,602
Expeditors International of Washington, Inc.	153	15,784
FedEx Corp.	220	50,906
United Parcel Service, Inc., Class B	657	140,900

		220,192

Airlines - 0.1%
Alaska Air Group, Inc. (A)	113	6,555
American Airlines Group, Inc. (A)	464	8,468
Delta Air Lines, Inc. (A)	577	22,832
Southwest Airlines Co. (A)	534	24,457
United Airlines Holdings, Inc. (A)	292	13,537

		75,849

Auto Components - 0.1%
Aptiv PLC (A)	244	29,209
BorgWarner, Inc.	216	8,403

		37,612

Automobiles - 1.7%
Ford Motor Co.	3,545	59,946
General Motors Co. (A)	1,310	57,299
Tesla, Inc. (A)	755	813,588

		930,833

Banks - 2.4%
Bank of America Corp.	6,407	264,096
Citigroup, Inc.	1,789	95,533
Citizens Financial Group, Inc.	384	17,407
Comerica, Inc.	118	10,671
Fifth Third Bancorp	616	26,513
First Republic Bank	162	26,260
Huntington Bancshares, Inc.	1,296	18,947
JPMorgan Chase & Co.	2,664	363,156
KeyCorp	837	18,732
M&T Bank Corp.	116	19,662
People’s United Financial, Inc.	386	7,716
PNC Financial Services Group, Inc.	379	69,906
Regions Financial Corp.	849	18,899
Signature Bank	57	16,729
SVB Financial Group (A)	53	29,651
Truist Financial Corp.	1,203	68,210
US Bancorp	1,217	64,684
Wells Fargo & Co.	3,502	169,707
Zions Bancorp NA	137	8,982

		1,315,461

	Shares	Value
COMMON STOCKS (continued)
Beverages - 0.9%
Brown-Forman Corp., Class B	165	$ 11,058
Coca-Cola Co.	3,504	217,248
Constellation Brands, Inc., Class A	148	34,087
Molson Coors Beverage Co., Class B	170	9,075
Monster Beverage Corp. (A)	339	27,086
PepsiCo, Inc.	1,247	208,723

		507,277

Biotechnology - 1.3%
AbbVie, Inc.	1,593	258,241
Amgen, Inc.	508	122,845
Biogen, Inc. (A)	132	27,799
Gilead Sciences, Inc.	1,131	67,238
Incyte Corp. (A)	170	13,501
Moderna, Inc. (A)	318	54,779
Regeneron Pharmaceuticals, Inc. (A)	96	67,048
Vertex Pharmaceuticals, Inc. (A)	229	59,762

		671,213

Building Products - 0.3%
A.O. Smith Corp.	118	7,539
Allegion PLC	81	8,892
Carrier Global Corp.	771	35,366
Fortune Brands Home & Security, Inc.	122	9,062
Johnson Controls International PLC	633	41,506
Masco Corp.	216	11,016
Trane Technologies PLC	210	32,067

		145,448

Capital Markets - 1.9%
Ameriprise Financial, Inc.	100	30,036
Bank of New York Mellon Corp.	667	33,103
BlackRock, Inc.	129	98,578
Cboe Global Markets, Inc.	96	10,984
Charles Schwab Corp.	1,355	114,240
CME Group, Inc.	324	77,067
FactSet Research Systems, Inc.	34	14,761
Franklin Resources, Inc.	253	7,064
Goldman Sachs Group, Inc.	306	101,011
Intercontinental Exchange, Inc.	506	66,853
Invesco Ltd.	308	7,103
MarketAxess Holdings, Inc.	34	11,567
Moody’s Corp.	146	49,262
Morgan Stanley	1,278	111,697
MSCI, Inc.	73	36,710
Nasdaq, Inc.	106	18,889
Northern Trust Corp.	187	21,776
Raymond James Financial, Inc.	168	18,465
S&P Global, Inc.	319	130,847
State Street Corp.	330	28,750
T. Rowe Price Group, Inc.	207	31,296

		1,020,059

Chemicals - 1.1%
Air Products & Chemicals, Inc.	200	49,982
Albemarle Corp.	105	23,221
Celanese Corp.	97	13,858
CF Industries Holdings, Inc.	193	19,891
Corteva, Inc.	655	37,649
Dow, Inc.	663	42,246
DuPont de Nemours, Inc.	462	33,994
Eastman Chemical Co.	116	12,999
Ecolab, Inc.	225	39,726
FMC Corp.	114	14,999

Transamerica ETF Trust	Page 1

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	229	$ 30,075
Linde PLC	462	147,577
LyondellBasell Industries NV, Class A	237	24,368
Mosaic Co.	334	22,211
PPG Industries, Inc.	214	28,049
Sherwin-Williams Co.	217	54,167

		595,012

Commercial Services & Supplies - 0.3%
Cintas Corp.	79	33,606
Copart, Inc. (A)	192	24,090
Republic Services, Inc.	188	24,910
Rollins, Inc.	204	7,150
Waste Management, Inc.	347	55,000

		144,756

Communications Equipment - 0.6%
Arista Networks, Inc. (A)	202	28,074
Cisco Systems, Inc.	3,801	211,944
F5, Inc. (A)	55	11,492
Juniper Networks, Inc.	293	10,888
Motorola Solutions, Inc.	152	36,814

		299,212

Construction & Engineering - 0.0% (B)
Quanta Services, Inc.	128	16,846

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	56	21,554
Vulcan Materials Co.	120	22,044

		43,598

Consumer Finance - 0.4%
American Express Co.	554	103,598
Capital One Financial Corp.	373	48,971
Discover Financial Services	260	28,649
Synchrony Financial	470	16,361

		197,579

Containers & Packaging - 0.2%
Amcor PLC	1,364	15,454
Avery Dennison Corp.	75	13,048
Ball Corp.	292	26,280
International Paper Co.	349	16,106
Packaging Corp. of America	86	13,425
Sealed Air Corp.	134	8,973
WestRock Co.	237	11,146

		104,432

Distributors - 0.1%
Genuine Parts Co.	128	16,130
LKQ Corp.	242	10,989
Pool Corp.	36	15,223

		42,342

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	1,651	582,654

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	6,436	152,083
Lumen Technologies, Inc.	831	9,365
Verizon Communications, Inc.	3,784	192,757

		354,205

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 1.1%
Alliant Energy Corp.	226	$ 14,120
American Electric Power Co., Inc.	454	45,296
Constellation Energy Corp.	294	16,538
Duke Energy Corp.	693	77,380
Edison International	342	23,974
Entergy Corp.	181	21,132
Evergy, Inc.	207	14,146
Eversource Energy	310	27,339
Exelon Corp.	883	42,057
FirstEnergy Corp.	514	23,572
NextEra Energy, Inc.	1,768	149,767
NRG Energy, Inc.	221	8,478
Pinnacle West Capital Corp.	102	7,966
PPL Corp.	677	19,335
Southern Co.	955	69,247
Xcel Energy, Inc.	486	35,075

		595,422

Electrical Equipment - 0.3%
AMETEK, Inc.	208	27,701
Eaton Corp. PLC	359	54,482
Emerson Electric Co.	535	52,457
Generac Holdings, Inc. (A)	57	16,944
Rockwell Automation, Inc.	105	29,403

		180,987

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	540	40,689
CDW Corp.	122	21,825
Corning, Inc.	673	24,840
IPG Photonics Corp. (A)	32	3,512
Keysight Technologies, Inc. (A)	165	26,065
TE Connectivity Ltd.	293	38,377
Teledyne Technologies, Inc. (A)	42	19,850
Trimble, Inc. (A)	226	16,304
Zebra Technologies Corp., Class A (A)	48	19,858

		211,320

Energy Equipment & Services - 0.2%
Baker Hughes Co.	816	29,710
Halliburton Co.	810	30,675
Schlumberger NV	1,265	52,257

		112,642

Entertainment - 0.9%
Activision Blizzard, Inc.	702	56,237
Electronic Arts, Inc.	253	32,007
Live Nation Entertainment, Inc. (A)	122	14,352
Netflix, Inc. (A)	400	149,836
Take-Two Interactive Software, Inc. (A)	104	15,989
Walt Disney Co. (A)	1,641	225,080

		493,501

Equity Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.	131	26,364
American Tower Corp.	410	103,000
AvalonBay Communities, Inc.	126	31,295
Boston Properties, Inc.	128	16,486
Crown Castle International Corp.	390	71,994
Digital Realty Trust, Inc.	256	36,301
Duke Realty Corp.	343	19,914
Equinix, Inc.	81	60,071
Equity Residential	308	27,695
Essex Property Trust, Inc.	59	20,383

Transamerica ETF Trust	Page 2

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Extra Space Storage, Inc.	121	$ 24,878
Federal Realty Investment Trust	64	7,812
Healthpeak Properties, Inc.	486	16,684
Host Hotels & Resorts, Inc.	644	12,513
Iron Mountain, Inc.	261	14,462
Kimco Realty Corp.	556	13,733
Mid-America Apartment Communities, Inc.	104	21,783
Prologis, Inc.	667	107,707
Public Storage	138	53,859
Realty Income Corp.	510	35,343
Regency Centers Corp.	139	9,916
SBA Communications Corp.	98	33,722
Simon Property Group, Inc.	296	38,942
UDR, Inc.	270	15,490
Ventas, Inc.	360	22,234
Vornado Realty Trust	143	6,481
Welltower, Inc.	392	37,687
Weyerhaeuser Co.	674	25,545

		912,294

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	400	230,340
Kroger Co.	603	34,594
Sysco Corp.	457	37,314
Walgreens Boots Alliance, Inc.	646	28,922
Walmart, Inc.	1,275	189,873

		521,043

Food Products - 0.6%
Archer-Daniels-Midland Co.	504	45,491
Campbell Soup Co.	182	8,112
Conagra Brands, Inc.	432	14,502
General Mills, Inc.	544	36,840
Hershey Co.	131	28,379
Hormel Foods Corp.	254	13,091
J.M. Smucker Co.	98	13,270
Kellogg Co.	231	14,897
Kraft Heinz Co.	640	25,210
Lamb Weston Holdings, Inc.	131	7,848
McCormick & Co., Inc.	225	22,455
Mondelez International, Inc., Class A	1,251	78,538
Tyson Foods, Inc., Class A	264	23,662

		332,295

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	122	14,578

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	1,594	188,666
ABIOMED, Inc. (A)	41	13,581
Align Technology, Inc. (A)	66	28,776
Baxter International, Inc.	451	34,971
Becton Dickinson & Co.	257	68,362
Boston Scientific Corp. (A)	1,284	56,868
Cooper Cos., Inc.	44	18,374
DENTSPLY SIRONA, Inc.	197	9,696
DexCom, Inc. (A)	87	44,509
Edwards Lifesciences Corp. (A)	563	66,276
Hologic, Inc. (A)	225	17,285
IDEXX Laboratories, Inc. (A)	76	41,577
Intuitive Surgical, Inc. (A)	322	97,141
Medtronic PLC	1,212	134,472
ResMed, Inc.	132	32,011
STERIS PLC	90	21,759

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.	303	$ 81,007
Teleflex, Inc.	42	14,903
Zimmer Biomet Holdings, Inc.	188	24,045

		994,279

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	136	21,041
Anthem, Inc.	219	107,577
Cardinal Health, Inc.	250	14,175
Centene Corp. (A)	526	44,284
Cigna Corp.	291	69,726
CVS Health Corp.	1,183	119,731
DaVita, Inc. (A)	56	6,334
HCA Healthcare, Inc.	216	54,134
Henry Schein, Inc. (A)	125	10,899
Humana, Inc.	116	50,480
Laboratory Corp. of America Holdings (A)	84	22,147
McKesson Corp.	135	41,328
Molina Healthcare, Inc. (A)	53	17,680
Quest Diagnostics, Inc.	107	14,644
UnitedHealth Group, Inc.	849	432,965
Universal Health Services, Inc., Class B	66	9,567

		1,036,712

Health Care Technology - 0.0% (B)
Cerner Corp.	265	24,793

Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (A)	37	86,893
Caesars Entertainment, Inc. (A)	193	14,931
Carnival Corp. (A)	729	14,740
Chipotle Mexican Grill, Inc. (A)	25	39,551
Darden Restaurants, Inc.	115	15,289
Domino’s Pizza, Inc.	33	13,431
Expedia Group, Inc. (A)	135	26,415
Hilton Worldwide Holdings, Inc. (A)	251	38,087
Las Vegas Sands Corp. (A)	310	12,050
Marriott International, Inc., Class A (A)	247	43,410
McDonald’s Corp.	673	166,419
MGM Resorts International	339	14,218
Norwegian Cruise Line Holdings Ltd. (A)	376	8,227
Penn National Gaming, Inc. (A)	150	6,363
Royal Caribbean Cruises Ltd. (A)	202	16,924
Starbucks Corp.	1,037	94,336
Wynn Resorts Ltd. (A)	95	7,575
Yum! Brands, Inc.	260	30,818

		649,677

Household Durables - 0.2%
D.R. Horton, Inc.	291	21,682
Garmin Ltd.	137	16,249
Lennar Corp., Class A	236	19,156
Mohawk Industries, Inc. (A)	49	6,086
Newell Brands, Inc.	341	7,301
NVR, Inc. (A)	3	13,402
PulteGroup, Inc.	224	9,386
Whirlpool Corp.	53	9,157

		102,419

Household Products - 0.9%
Church & Dwight Co., Inc.	218	21,665
Clorox Co.	111	15,432
Colgate-Palmolive Co.	760	57,631
Kimberly-Clark Corp.	304	37,441
Procter & Gamble Co.	2,160	330,048

		462,217

Transamerica ETF Trust	Page 3

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	601	$ 15,464

Industrial Conglomerates - 0.6%
3M Co.	515	76,673
General Electric Co.	991	90,677
Honeywell International, Inc.	618	120,250
Roper Technologies, Inc.	95	44,862

		332,462

Insurance - 1.3%
Aflac, Inc.	541	34,835
Allstate Corp.	253	35,043
American International Group, Inc.	748	46,952
Aon PLC, Class A	194	63,172
Arthur J Gallagher & Co.	188	32,825
Assurant, Inc.	51	9,273
Brown & Brown, Inc.	211	15,249
Chubb Ltd.	388	82,993
Cincinnati Financial Corp.	135	18,355
Everest Re Group Ltd.	35	10,548
Globe Life, Inc.	84	8,450
Hartford Financial Services Group, Inc.	302	21,687
Lincoln National Corp.	150	9,804
Loews Corp.	177	11,473
Marsh & McLennan Cos., Inc.	455	77,541
MetLife, Inc.	632	44,417
Principal Financial Group, Inc.	219	16,077
Progressive Corp.	527	60,073
Prudential Financial, Inc.	341	40,296
Travelers Cos., Inc.	217	39,652
W.R. Berkley Corp.	189	12,586
Willis Towers Watson PLC	110	25,984

		717,285

Interactive Media & Services - 3.7%
Alphabet, Inc., Class A (A)	271	753,746
Alphabet, Inc., Class C (A)	250	698,248
Match Group, Inc. (A)	255	27,729
Meta Platforms, Inc., Class A (A)	2,081	462,731
Twitter, Inc. (A)	721	27,895

		1,970,349

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (A)	394	1,284,420
eBay, Inc.	564	32,295
Etsy, Inc. (A)	114	14,168

		1,330,883

IT Services - 2.7%
Accenture PLC, Class A	570	192,221
Akamai Technologies, Inc. (A)	146	17,431
Automatic Data Processing, Inc.	379	86,238
Broadridge Financial Solutions, Inc.	105	16,350
Cognizant Technology Solutions Corp., Class A	473	42,414
DXC Technology Co. (A)	220	7,179
EPAM Systems, Inc. (A)	51	15,127
Fidelity National Information Services, Inc.	549	55,131
Fiserv, Inc. (A)	536	54,350
FleetCor Technologies, Inc. (A)	73	18,181
Gartner, Inc. (A)	74	22,012
Global Payments, Inc.	257	35,168
International Business Machines Corp.	808	105,056
Jack Henry & Associates, Inc.	66	13,005
Mastercard, Inc., Class A	778	278,042

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Paychex, Inc.	289	$ 39,440
PayPal Holdings, Inc. (A)	1,050	121,432
VeriSign, Inc. (A)	87	19,354
Visa, Inc., Class A	1,495	331,546

		1,469,677

Leisure Products - 0.0% (B)
Hasbro, Inc.	117	9,585

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	271	35,861
Bio-Rad Laboratories, Inc., Class A (A)	19	10,701
Bio-Techne Corp.	35	15,156
Charles River Laboratories International, Inc. (A)	45	12,779
Danaher Corp.	574	168,371
Illumina, Inc. (A)	141	49,265
IQVIA Holdings, Inc. (A)	172	39,768
Mettler-Toledo International, Inc. (A)	21	28,837
PerkinElmer, Inc.	114	19,889
Thermo Fisher Scientific, Inc.	355	209,681
Waters Corp. (A)	55	17,072
West Pharmaceutical Services, Inc.	67	27,518

		634,898

Machinery - 1.0%
Caterpillar, Inc.	488	108,736
Cummins, Inc.	128	26,254
Deere & Co.	253	105,111
Dover Corp.	130	20,397
Fortive Corp.	323	19,681
IDEX Corp.	69	13,229
Illinois Tool Works, Inc.	257	53,816
Ingersoll Rand, Inc.	367	18,479
Nordson Corp.	49	11,127
Otis Worldwide Corp.	383	29,472
PACCAR, Inc.	313	27,566
Parker-Hannifin Corp.	116	32,916
Pentair PLC	149	8,077
Snap-on, Inc.	48	9,863
Stanley Black & Decker, Inc.	147	20,549
Westinghouse Air Brake Technologies Corp.	168	16,157
Xylem, Inc.	163	13,897

		535,327

Media - 0.6%
Charter Communications, Inc., Class A (A)	107	58,370
Comcast Corp., Class A	4,077	190,885
Discovery, Inc., Class A (A)	153	3,813
Discovery, Inc., Class C (A)	274	6,842
DISH Network Corp., Class A (A)	225	7,121
Fox Corp., Class A	285	11,243
Fox Corp., Class B	131	4,753
Interpublic Group of Cos., Inc.	355	12,585
News Corp., Class A	352	7,797
News Corp., Class B	109	2,455
Omnicom Group, Inc.	188	15,957
Paramount Global, Class B	547	20,682

		342,503

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	1,323	65,806

Transamerica ETF Trust	Page 4

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Newmont Corp.	719	$ 57,125
Nucor Corp.	245	36,419

		159,350

Multi-Utilities - 0.5%
Ameren Corp.	232	21,752
CenterPoint Energy, Inc.	567	17,373
CMS Energy Corp.	261	18,254
Consolidated Edison, Inc.	319	30,203
Dominion Energy, Inc.	730	62,028
DTE Energy Co.	175	23,137
NiSource, Inc.	354	11,257
Public Service Enterprise Group, Inc.	456	31,920
Sempra Energy	288	48,419
WEC Energy Group, Inc.	284	28,346

		292,689

Multiline Retail - 0.3%
Dollar General Corp.	209	46,530
Dollar Tree, Inc. (A)	203	32,510
Target Corp.	432	91,679

		170,719

Oil, Gas & Consumable Fuels - 2.3%
APA Corp.	327	13,515
Chevron Corp.	1,737	282,836
ConocoPhillips	1,174	117,400
Coterra Energy, Inc.	733	19,769
Devon Energy Corp.	567	33,527
Diamondback Energy, Inc.	153	20,973
EOG Resources, Inc.	527	62,834
Exxon Mobil Corp.	3,816	315,163
Hess Corp.	248	26,546
Kinder Morgan, Inc.	1,758	33,244
Marathon Oil Corp.	702	17,627
Marathon Petroleum Corp.	522	44,631
Occidental Petroleum Corp.	800	45,392
ONEOK, Inc.	402	28,393
Phillips 66	422	36,457
Pioneer Natural Resources Co.	205	51,256
Valero Energy Corp.	368	37,367
Williams Cos., Inc.	1,095	36,584

		1,223,514

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	209	56,915

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	1,965	143,504
Catalent, Inc. (A)	161	17,855
Eli Lilly & Co.	716	205,041
Johnson & Johnson	2,373	420,567
Merck & Co., Inc.	2,277	186,828
Organon & Co.	229	7,999
Pfizer, Inc.	5,059	261,904
Viatris, Inc.	1,090	11,859
Zoetis, Inc.	426	80,339

		1,335,896

Professional Services - 0.2%
Equifax, Inc.	110	26,081
Jacobs Engineering Group, Inc.	116	15,986
Leidos Holdings, Inc.	126	13,610
Nielsen Holdings PLC	323	8,799

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Robert Half International, Inc.	99	$ 11,304
Verisk Analytics, Inc.	145	31,121

		106,901

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	302	27,639

Road & Rail - 0.6%
CSX Corp.	1,999	74,863
JB Hunt Transport Services, Inc.	76	15,260
Norfolk Southern Corp.	216	61,607
Old Dominion Freight Line, Inc.	84	25,089
Union Pacific Corp.	574	156,823

		333,642

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (A)	1,473	161,058
Analog Devices, Inc.	473	78,130
Applied Materials, Inc.	800	105,440
Broadcom, Inc.	372	234,241
Enphase Energy, Inc. (A)	121	24,415
Intel Corp.	3,670	181,885
KLA Corp.	136	49,784
Lam Research Corp.	126	67,739
Microchip Technology, Inc.	501	37,645
Micron Technology, Inc.	1,009	78,591
Monolithic Power Systems, Inc.	39	18,942
NVIDIA Corp.	2,253	614,754
NXP Semiconductors NV	240	44,419
Qorvo, Inc. (A)	98	12,162
QUALCOMM, Inc.	1,016	155,265
Skyworks Solutions, Inc.	148	19,726
SolarEdge Technologies, Inc. (A)	47	15,151
Teradyne, Inc.	147	17,380
Texas Instruments, Inc.	832	152,655

		2,069,382

Software - 5.8%
Adobe, Inc. (A)	425	193,639
ANSYS, Inc. (A)	79	25,094
Autodesk, Inc. (A)	198	42,441
Cadence Design Systems, Inc. (A)	250	41,115
Ceridian HCM Holding, Inc. (A)	353	24,131
Citrix Systems, Inc.	112	11,301
Fortinet, Inc. (A)	122	41,692
Intuit, Inc.	255	122,614
Microsoft Corp.	6,757	2,083,251
NortonLifeLock, Inc.	524	13,897
Oracle Corp.	1,420	117,477
Paycom Software, Inc. (A)	43	14,894
PTC, Inc. (A)	95	10,234
salesforce.com, Inc. (A)	888	188,540
ServiceNow, Inc. (A)	180	100,240
Synopsys, Inc. (A)	138	45,991
Tyler Technologies, Inc. (A)	37	16,461

		3,093,012

Specialty Retail - 1.3%
Advance Auto Parts, Inc.	56	11,590
AutoZone, Inc. (A)	19	38,847
Bath & Body Works, Inc.	232	11,090
Best Buy Co., Inc.	195	17,725
CarMax, Inc. (A)	146	14,086
Home Depot, Inc.	941	281,670
Lowe’s Cos., Inc.	607	122,729
O’Reilly Automotive, Inc. (A)	61	41,783

Transamerica ETF Trust	Page 5

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Ross Stores, Inc.	318	$ 28,766
TJX Cos., Inc.	1,075	65,123
Tractor Supply Co.	103	24,037
Ulta Beauty, Inc. (A)	49	19,513

		676,959

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	13,973	2,439,825
Hewlett Packard Enterprise Co.	1,166	19,484
HP, Inc.	976	35,429
NetApp, Inc.	200	16,600
Seagate Technology Holdings PLC	182	16,362
Western Digital Corp. (A)	282	14,001

		2,541,701

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	1,150	154,744
PVH Corp.	63	4,826
Ralph Lauren Corp.	42	4,765
Tapestry, Inc.	238	8,842
Under Armour, Inc., Class A (A)	170	2,893
Under Armour, Inc., Class C (A)	194	3,019
VF Corp.	291	16,546

		195,635

Tobacco - 0.4%
Altria Group, Inc.	1,643	85,847
Philip Morris International, Inc.	1,397	131,234

		217,081

Trading Companies & Distributors - 0.1%
Fastenal Co.	519	30,828
United Rentals, Inc. (A)	65	23,089
WW Grainger, Inc.	39	20,116

		74,033

Water Utilities - 0.1%
American Water Works Co., Inc.	164	27,147

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	529	67,897

Total Common Stocks (Cost $31,093,599)		34,519,452

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 35.2%
U.S. Treasury - 35.2%
U.S. Treasury Note
2.50%, 03/31/2027	$ 18,874,000	18,915,287

Total U.S. Government Obligation (Cost $18,950,739)		18,915,287

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 201.8%
Money Market Fund - 201.8%
State Street Institutional Treasury Money Market Fund, 0.09% (C)	108,576,637	108,576,637

Total Short-Term Investment Company (Cost $108,576,637)		108,576,637

Total Investments (Cost $158,620,975)		162,011,376
Net Other Assets (Liabilities) - (201.2)%		(108,223,871)

Net Assets - 100.0%		$ 53,787,505

Transamerica ETF Trust	Page 6

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	2	06/17/2022	$438,936	$453,075	$14,139	$—

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$34,519,452	$—	$—	$34,519,452
U.S. Government Obligation	—	18,915,287	—	18,915,287
Short-Term Investment Company	108,576,637	—	—	108,576,637

Total Investments	$143,096,089	$18,915,287	$—	$162,011,376

Other Financial Instruments
Futures Contracts (E)	$14,139	$—	$—	$14,139

Total Other Financial Instruments	$14,139	$—	$—	$14,139

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rate disclosed reflects the yield at March 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica ETF Trust	Page 7

DeltaShares® S&P 500 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

1. INVESTMENT VALUATION

DeltaShares® S&P 500 Managed Risk ETF (the “Fund”) is a series of the Transamerica ETF Trust.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Transamerica ETF Trust	Page 8

DeltaShares® S&P 500 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

2. SUBSEQUENT EVENT

The Board has approved the liquidation of the Transamerica ETF Trust. These liquidations will be effective on or about April 12, 2022.

Transamerica ETF Trust	Page 9